Guarantee of Registered Securities - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	$ 1,835	$ 1,686	$ 669
Cash provided by operating activities - discontinued operations	0	0	65
Cash provided by (used for) operating activities	1,835	1,686	734
Cash flows from investing activities
Proceeds from investments	61	71	68
Payments for investments	(113)	(80)	(64)
Net sales (purchases) of short-term investments — non-fiduciary	35	348	(232)
Acquisition of businesses, net of cash acquired	(39)	(58)	(1,029)
Sale of businesses, net of cash sold	52	(10)	4,246
Capital expenditures	(225)	(240)	(183)
Cash provided by (used for) investing activities - continuing operations	(229)	31	2,806
Cash used for investing activities - discontinued operations	0	0	(19)
Cash provided by (used for) investing activities	(229)	31	2,787
Cash flows from financing activities
Share repurchase	(1,960)	(1,470)	(2,399)
Advances from (to) affiliates	0	0	0
Issuance of shares for employee benefit plans	(131)	(149)	(121)
Issuance of debt	6,052	5,754	1,654
Repayment of debt	(4,941)	(5,417)	(1,999)
Cash dividends to shareholders	(410)	(382)	(364)
Noncontrolling interests and other financing activities	(103)	(35)	(36)
Cash provided by (used for) financing activities - continuing operations	(1,493)	(1,699)	(3,265)
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	(1,493)	(1,699)	(3,265)
Effect of exchange rates on cash and cash equivalents	21	(118)	69
Net increase (decrease) in cash and cash equivalents	134	(100)	325
Cash and cash equivalents at beginning of period	656	756	431
Cash and cash equivalents at end of period	790	656	756
Aon Ireland
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	0	0	0
Cash provided by operating activities - discontinued operations	0	0	0
Cash provided by (used for) operating activities	0	0	0
Cash flows from investing activities
Proceeds from investments	0	0	0
Payments for investments	0	0	0
Net sales (purchases) of short-term investments — non-fiduciary	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Sale of businesses, net of cash sold	0	0	0
Capital expenditures	0	0	0
Cash provided by (used for) investing activities - continuing operations	0	0	0
Cash used for investing activities - discontinued operations	0	0	0
Cash provided by (used for) investing activities	0	0	0
Cash flows from financing activities
Share repurchase	0	0	0
Advances from (to) affiliates	0	0	0
Issuance of shares for employee benefit plans	0	0	0
Issuance of debt	0	0	0
Repayment of debt	0	0	0
Cash dividends to shareholders	0	0	0
Noncontrolling interests and other financing activities	0	0	0
Cash provided by (used for) financing activities - continuing operations	0	0	0
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	0	0	0
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Aon UK
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	280	1,575	2,787
Cash provided by operating activities - discontinued operations	0	0	0
Cash provided by (used for) operating activities	280	1,575	2,787
Cash flows from investing activities
Proceeds from investments	0	0	224
Payments for investments	0	(13)	(261)
Net sales (purchases) of short-term investments — non-fiduciary	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Sale of businesses, net of cash sold	0	0	0
Capital expenditures	0	0	0
Cash provided by (used for) investing activities - continuing operations	0	(13)	(37)
Cash used for investing activities - discontinued operations	0	0	0
Cash provided by (used for) investing activities	0	(13)	(37)
Cash flows from financing activities
Share repurchase	(1,960)	(1,470)	(2,399)
Advances from (to) affiliates	2,350	156	426
Issuance of shares for employee benefit plans	(131)	(149)	(121)
Issuance of debt	2,739	1,723	544
Repayment of debt	(2,868)	(1,441)	(835)
Cash dividends to shareholders	(410)	(382)	(364)
Noncontrolling interests and other financing activities	0	0	0
Cash provided by (used for) financing activities - continuing operations	(280)	(1,563)	(2,749)
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	(280)	(1,563)	(2,749)
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	(1)	1
Cash and cash equivalents at beginning of period	0	1	0
Cash and cash equivalents at end of period	0	0	1
Aon Global Holdings Limited
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	1,346	2,676	618
Cash provided by operating activities - discontinued operations	0	0	0
Cash provided by (used for) operating activities	1,346	2,676	618
Cash flows from investing activities
Proceeds from investments	123	0	1,683
Payments for investments	0	0	(1,141)
Net sales (purchases) of short-term investments — non-fiduciary	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Sale of businesses, net of cash sold	0	0	0
Capital expenditures	0	0	0
Cash provided by (used for) investing activities - continuing operations	123	0	542
Cash used for investing activities - discontinued operations	0	0	0
Cash provided by (used for) investing activities	123	0	542
Cash flows from financing activities
Share repurchase	(1,469)	0	0
Advances from (to) affiliates	0	(2,676)	(1,160)
Issuance of shares for employee benefit plans	0	0	0
Issuance of debt	0	0	0
Repayment of debt	0	0	0
Cash dividends to shareholders	0	0	0
Noncontrolling interests and other financing activities	0	0	0
Cash provided by (used for) financing activities - continuing operations	(1,469)	(2,676)	(1,160)
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	(1,469)	(2,676)	(1,160)
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Aon Corporation
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	(140)	3	503
Cash provided by operating activities - discontinued operations	0	0	0
Cash provided by (used for) operating activities	(140)	3	503
Cash flows from investing activities
Proceeds from investments	29	24	587
Payments for investments	(62)	(47)	(29)
Net sales (purchases) of short-term investments — non-fiduciary	28	299	(215)
Acquisition of businesses, net of cash acquired	0	0	0
Sale of businesses, net of cash sold	0	0	0
Capital expenditures	0	0	0
Cash provided by (used for) investing activities - continuing operations	(5)	276	343
Cash used for investing activities - discontinued operations	0	0	0
Cash provided by (used for) investing activities	(5)	276	343
Cash flows from financing activities
Share repurchase	0	0	0
Advances from (to) affiliates	314	(2,291)	95
Issuance of shares for employee benefit plans	0	0	0
Issuance of debt	3,313	4,028	1,100
Repayment of debt	(2,073)	(3,678)	(1,150)
Cash dividends to shareholders	0	0	0
Noncontrolling interests and other financing activities	0	0	0
Cash provided by (used for) financing activities - continuing operations	1,554	(1,941)	45
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	1,554	(1,941)	45
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	1,409	(1,662)	891
Cash and cash equivalents at beginning of period	862	2,524	1,633
Cash and cash equivalents at end of period	2,271	862	2,524
Other Non-Guarantor Subsidiaries
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	2,254	2,700	1,804
Cash provided by operating activities - discontinued operations	0	0	65
Cash provided by (used for) operating activities	2,254	2,700	1,869
Cash flows from investing activities
Proceeds from investments	189	955	582
Payments for investments	(124)	(33)	(2,259)
Net sales (purchases) of short-term investments — non-fiduciary	7	49	(17)
Acquisition of businesses, net of cash acquired	(39)	(58)	(1,029)
Sale of businesses, net of cash sold	52	(10)	4,246
Capital expenditures	(225)	(240)	(183)
Cash provided by (used for) investing activities - continuing operations	(140)	663	1,340
Cash used for investing activities - discontinued operations	0	0	(19)
Cash provided by (used for) investing activities	(140)	663	1,321
Cash flows from financing activities
Share repurchase	0	0	0
Advances from (to) affiliates	(2,886)	(2,523)	(1,966)
Issuance of shares for employee benefit plans	0	0	0
Issuance of debt	0	3	10
Repayment of debt	0	(298)	(14)
Cash dividends to shareholders	0	0	0
Noncontrolling interests and other financing activities	(103)	(35)	(36)
Cash provided by (used for) financing activities - continuing operations	(2,989)	(2,853)	(2,006)
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	(2,989)	(2,853)	(2,006)
Effect of exchange rates on cash and cash equivalents	21	(118)	69
Net increase (decrease) in cash and cash equivalents	(854)	392	1,253
Cash and cash equivalents at beginning of period	3,473	3,081	1,828
Cash and cash equivalents at end of period	2,619	3,473	3,081
Consolidating Adjustments
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	(1,905)	(5,268)	(5,043)
Cash provided by operating activities - discontinued operations	0	0	0
Cash provided by (used for) operating activities	(1,905)	(5,268)	(5,043)
Cash flows from investing activities
Proceeds from investments	(280)	(908)	(3,008)
Payments for investments	73	13	3,626
Net sales (purchases) of short-term investments — non-fiduciary	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Sale of businesses, net of cash sold	0	0	0
Capital expenditures	0	0	0
Cash provided by (used for) investing activities - continuing operations	(207)	(895)	618
Cash used for investing activities - discontinued operations	0	0	0
Cash provided by (used for) investing activities	(207)	(895)	618
Cash flows from financing activities
Share repurchase	0	0	0
Advances from (to) affiliates	1,691	7,334	2,605
Issuance of shares for employee benefit plans	0	0	0
Issuance of debt	0	0	0
Repayment of debt	0	0	0
Cash dividends to shareholders	0	0	0
Noncontrolling interests and other financing activities	0	0	0
Cash provided by (used for) financing activities - continuing operations	1,691	7,334	2,605
Cash used for financing activities - discontinued operations	0	0	0
Cash used for financing activities	1,691	7,334	2,605
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	(421)	1,171	(1,820)
Cash and cash equivalents at beginning of period	(3,679)	(4,850)	(3,030)
Cash and cash equivalents at end of period	$ (4,100)	$ (3,679)	$ (4,850)